Taxes (Details) - Schedule of reconciliation of the income tax provision at the federal statutory rate and the effective rate	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of reconciliation of the income tax provision at the federal statutory rate and the effective rate [Abstract]
U.S. Statutory rates	21.00%	21.00%	21.00%
Foreign income not recognized in the U.S.	(21.00%)	(21.00%)	(21.00%)
China income taxes	25.00%	25.00%	25.00%
Change in valuation allowance	(25.00%)	(25.00%)	(25.00%)
Non-deductible expenses-permanent difference	(1.90%)	(52.40%)	(0.40%)
Effective tax rate	(1.90%)	(52.40%)	(0.40%)